Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.84%
Aerospace & Defense–1.66%
Teledyne Technologies, Inc.(b)	11,077	$4,582,001
Textron, Inc.	166,849	9,356,892
		13,938,893
Agricultural Products–0.42%
Darling Ingredients, Inc.(b)	48,032	3,534,195
Application Software–4.16%
DocuSign, Inc.(b)	35,913	7,270,587
Paycom Software, Inc.(b)	7,420	2,745,845
RingCentral, Inc., Class A(b)	57,155	17,025,332
Synopsys, Inc.(b)	26,226	6,498,278
Unity Software, Inc.(b)(c)	13,255	1,329,609
		34,869,651
Asset Management & Custody Banks–2.23%
Apollo Global Management, Inc.	132,329	6,220,786
KKR & Co., Inc., Class A	254,151	12,415,277
		18,636,063
Automobile Manufacturers–0.73%
General Motors Co.	106,346	6,110,641
Automotive Retail–0.42%
CarMax, Inc.(b)	26,370	3,498,244
Biotechnology–1.85%
Alnylam Pharmaceuticals, Inc.(b)	17,906	2,528,148
Argenx SE, ADR (Netherlands)(b)	8,369	2,304,739
BeiGene Ltd., ADR (China)(b)	17,479	6,084,090
C4 Therapeutics, Inc.(b)(c)	24,035	889,055
Kura Oncology, Inc.(b)	65,006	1,837,720
uniQure N.V. (Netherlands)(b)	55,153	1,858,104
		15,501,856
Broadcasting–0.07%
Discovery, Inc., Class A(b)	14,190	616,697
Casinos & Gaming–1.68%
Caesars Entertainment, Inc.(b)	50,105	4,381,682
Penn National Gaming, Inc.(b)	92,531	9,700,950
		14,082,632
Consumer Electronics–2.29%
Sony Group Corp. (Japan)	182,300	19,192,808
Consumer Finance–0.43%
American Express Co.	25,237	3,569,521
Copper–1.58%
Freeport-McMoRan, Inc.(b)	401,714	13,228,442
Data Processing & Outsourced Services–7.46%
Mastercard, Inc., Class A	17,251	6,142,219
PayPal Holdings, Inc.(b)	111,814	27,152,912
StoneCo Ltd., Class A (Brazil)(b)	135,929	8,321,573
Shares		Value
Data Processing & Outsourced Services–(continued)
Visa, Inc., Class A	98,433	$20,841,219
		62,457,923
Diversified Support Services–0.37%
Cintas Corp.	9,023	3,079,640
Environmental & Facilities Services–0.51%
GFL Environmental, Inc. (Canada)	121,494	4,246,215
Financial Exchanges & Data–0.48%
MarketAxess Holdings, Inc.	4,912	2,445,783
S&P Global, Inc.	4,367	1,540,983
		3,986,766
Food Distributors–1.23%
US Foods Holding Corp.(b)	270,538	10,312,909
Health Care Equipment–2.71%
Abbott Laboratories	19,093	2,288,105
DexCom, Inc.(b)	6,671	2,397,491
Intuitive Surgical, Inc.(b)	4,893	3,615,633
Teleflex, Inc.	16,938	7,037,062
Zimmer Biomet Holdings, Inc.	46,185	7,393,295
		22,731,586
Health Care Services–0.29%
Amedisys, Inc.(b)	9,120	2,414,885
Health Care Supplies–1.12%
Align Technology, Inc.(b)	7,836	4,243,429
Cooper Cos., Inc. (The)	11,231	4,313,715
West Pharmaceutical Services, Inc.	2,942	828,997
		9,386,141
Health Care Technology–0.25%
GoodRx Holdings, Inc., Class A(b)	53,721	2,096,193
Home Improvement Retail–2.44%
Lowe’s Cos., Inc.	107,519	20,447,963
Hotels, Resorts & Cruise Lines–2.28%
Booking Holdings, Inc.(b)	7,378	17,189,560
Travel + Leisure Co.	31,077	1,900,669
		19,090,229
Industrial Conglomerates–0.36%
Roper Technologies, Inc.	7,452	3,005,690
Integrated Oil & Gas–1.33%
Occidental Petroleum Corp.	417,792	11,121,623
Interactive Home Entertainment–4.54%
Activision Blizzard, Inc.	192,434	17,896,362
Electronic Arts, Inc.	42,864	5,802,500
Nintendo Co. Ltd. (Japan)	21,900	12,258,462
Take-Two Interactive Software, Inc.(b)	11,716	2,070,217
		38,027,541

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Interactive Media & Services–10.01%
Alphabet, Inc., Class A(b)	18,235	$37,610,052
Facebook, Inc., Class A(b)	129,151	38,038,844
Kuaishou Technology (China)(b)(d)(e)	124,100	4,094,577
ZoomInfo Technologies, Inc., Class A(b)	83,627	4,089,360
		83,832,833
Internet & Direct Marketing Retail–13.71%
Alibaba Group Holding Ltd., ADR (China)(b)	95,492	21,650,901
Amazon.com, Inc.(b)	22,211	68,722,611
Farfetch Ltd., Class A (United Kingdom)(b)	276,807	14,676,307
HelloFresh SE (Germany)(b)	131,411	9,805,797
		114,855,616
Internet Services & Infrastructure–0.82%
Twilio, Inc., Class A(b)	20,069	6,838,712
Leisure Products–0.39%
Polaris, Inc.	24,405	3,258,068
Life Sciences Tools & Services–3.37%
10X Genomics, Inc., Class A(b)	21,751	3,936,931
Avantor, Inc.(b)	367,168	10,622,170
IQVIA Holdings, Inc.(b)	66,611	12,865,249
Thermo Fisher Scientific, Inc.	1,813	827,417
		28,251,767
Managed Health Care–0.91%
UnitedHealth Group, Inc.	20,558	7,649,015
Movies & Entertainment–1.18%
Netflix, Inc.(b)	12,041	6,281,308
Walt Disney Co. (The)(b)	19,707	3,636,336
		9,917,644
Oil & Gas Equipment & Services–0.56%
Baker Hughes Co., Class A	149,657	3,234,088
TechnipFMC PLC (United Kingdom)	193,512	1,493,912
		4,728,000
Pharmaceuticals–0.90%
Reata Pharmaceuticals, Inc., Class A(b)	75,561	7,533,432
Research & Consulting Services–0.89%
CoStar Group, Inc.(b)	9,055	7,442,214
Semiconductor Equipment–5.09%
Applied Materials, Inc.	250,498	33,466,533
ASML Holding N.V., New York Shares (Netherlands)	14,904	9,201,133
		42,667,666
Semiconductors–5.27%
Monolithic Power Systems, Inc.	10,245	3,618,637
Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	28,673	$15,309,375
QUALCOMM, Inc.	190,026	25,195,547
		44,123,559
Systems Software–7.98%
Microsoft Corp.	156,150	36,815,485
Palo Alto Networks, Inc.(b)	52,065	16,768,054
ServiceNow, Inc.(b)	26,464	13,234,911
		66,818,450
Technology Hardware, Storage & Peripherals–2.26%
Apple, Inc.	155,306	18,970,628
Tobacco–0.70%
Philip Morris International, Inc.	65,852	5,843,706
Trading Companies & Distributors–1.75%
Fastenal Co.	99,286	4,992,100
United Rentals, Inc.(b)	29,275	9,640,550
		14,632,650
Trucking–1.16%
Knight-Swift Transportation Holdings, Inc.	37,968	1,825,881
Lyft, Inc., Class A(b)	106,015	6,698,028
Uber Technologies, Inc.(b)	21,777	1,187,064
		9,710,973
Total Common Stocks & Other Equity Interests (Cost $400,938,248)		836,259,880
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	32	32
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	37	37
Total Money Market Funds (Cost $69)		69
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $400,938,317)		836,259,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.20%
Invesco Private Government Fund, 0.02%(f)(g)(h)	684,696	684,696
Invesco Private Prime Fund, 0.12%(f)(g)(h)	1,026,633	1,027,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,711,740)		1,711,740
TOTAL INVESTMENTS IN SECURITIES–100.04% (Cost $402,650,057)		837,971,689
OTHER ASSETS LESS LIABILITIES—(0.04)%		(367,495)
NET ASSETS–100.00%		$837,604,194
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$339,535	$12,724,469	$(13,063,972)	$-	$-	$32	$44
Invesco Liquid Assets Portfolio, Institutional Class	241,150	9,088,907	(9,330,081)	-	24	-	33
Invesco Treasury Portfolio, Institutional Class	388,040	14,542,251	(14,930,254)	-	-	37	17
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,232,586	15,736,882	(17,284,772)	-	-	684,696	77*
Invesco Private Prime Fund	3,348,878	17,224,938	(19,547,256)	-	484	1,027,044	862*
Total	$6,550,189	$69,317,447	$(74,156,335)	$-	$508	$1,711,809	$1,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$790,908,236	$41,257,067	$4,094,577	$836,259,880
Money Market Funds	69	1,711,740	—	1,711,809
Total Investments	$790,908,305	$42,968,807	$4,094,577	$837,971,689
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the Fund’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified” and a related fundamental investment restriction was eliminated.
Invesco V.I. American Franchise Fund